Restricted Cash (Details Narrative) - USD ($)			12 Months Ended
	May 25, 2023	Nov. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	May 07, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finance cost	$ 2,082		$ 2,082
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash pledge amount					$ 125,000
Guarantee Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase in cash pledge amount		$ 235,750